VIA EDGAR

September 25, 2018

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:     Touchstone Funds Group Trust
File Nos. 33-70958/811-8104

Ladies and Gentlemen:

On behalf of Touchstone Funds Group Trust (the “Registrant”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors that risk/return summary information as supplemented, dated September 4, 2018, to the Prospectus dated January 30, 2018, for the Touchstone Active Bond Fund, Touchstone Arbitrage Fund, Touchstone Emerging Markets Small Cap Fund, Touchstone High Yield Fund, Touchstone Merger Arbitrage Fund, Touchstone Mid Cap Fund, Touchstone Premium Yield Equity Fund, Touchstone Small Cap Fund, Touchstone Small Cap Value Fund, Touchstone Impact Bond Fund (the “Funds”). The purpose of the filing is to submit the 497(e) filing dated September 4, 2018 (Accession No. 0000914243-18-000117) in XBRL for the Funds.

If you have any questions about this matter please contact Meredyth Whitford-Schultz at 513.357.6029.

Very truly yours,

TOUCHSTONE FUNDS GROUP TRUST

/s/Jill McGruder

Jill McGruder
President